Intangible Assets, Net - Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Wells unassigned to a reserve:
Balance at the beginning of period		$ 14,584,524
Transfers against fixed assets		6,229,356	$ 5,986,055	$ 6,726,769
Balance at the end of period	$ 1,141,718	22,775,784	14,584,524
Wells unassigned to reserve [member]
Wells unassigned to a reserve:
Balance at the beginning of period		12,831,281	9,779,239
Additions to construction in progress		23,237,519	17,028,974
Transfers against expenses		(8,404,284)	(7,990,877)
Transfers against fixed assets		(6,229,356)	(5,986,055)
Balance at the end of period		$ 21,435,160	$ 12,831,281	$ 9,779,239